Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Gross profit	$ 34,259	$ 35,058	$ 27,715
Current assets	18,281	23,960
Current liabilities	34,459	36,211
Associates [member]
Disclosure of associates [line items]
Gross profit	74	91	(47)
Current assets	152	73	(8)
Current liabilities	$ 130	$ 20	$ 20